Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025 segments	Dec. 31, 2024 segments	Feb. 26, 2025	Feb. 09, 2023
Segment Information [Line Items]
Percentage of purchase of RPM		100.00%
Segment CODM, description	The Company’s Chief Executive Officer is its CODM. The Company reports operational data to its CODM at the segment level, which he uses to evaluate performance and allocate resources based on income from equity method investment – Lab Services MSO and AI generated publishing operating income.	During the year ended December 31, 2025, the management reporting structure was composed of two strategic business units, mainly organized by services, led by the Company’s Chief Executive Officer, who is its CODM. Using the accounting guidance on segment reporting, the Company determined that its two operating segments were aligned with its two reportable segments corresponding to its strategic business units.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of operating segments		2	1
Reportable segments (in segments)		2	1
Purchased services percentage					40.00%
Lab Services MSO [Member]
Segment Information [Line Items]
Percentage of equity				40.00%